Loss per share (Tables)	12 Months Ended
Dec. 31, 2024
Loss per share
Summary of basic and diluted net loss per share

Basic and diluted net loss per share attributable to ordinary shares for the three years ended December 31, 2024 are calculated as follows (in thousands, except share and per share amounts):

	For the years ended December 31,
(Euro thousands)	2024	2023	2022
Net loss attributable to ordinary shares	(165,255)	(129,313)	(218,290)
Weighted-average shares outstanding-basic and diluted (thousand shares)	117,320	131,625	101,442
Net loss per share:
Basic and diluted (in Euro)	(1.41)	(0.98)	(2.15)

Summary of outstanding shares of potentially dilutive securities

	At December 31,
(Thousand shares)	2024	2023	2022
Warrants	31,980	31,980	31,980
Treasury shares	65,405	65,405	25,023
Convertible preference shares	—	—	15,000
Total outstanding shares of potentially dilutive securities	97,385	97,385	72,003